IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                             ROBECO INVESTMENT FUNDS

                    ROBECO BOSTON PARTNERS Mid Cap Value Fund
                 ROBECO BOSTON PARTNERS Small Cap Value Fund II

                               Institutional Class

                          Supplement dated June 8, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FIRST PARAGRAPH UNDER THE CAPTION "PRIMARY INVESTMENT STRATEGIES" OF THE ROBECO BOSTON PARTNERS MID CAP VALUE FUND ON PAGE 9 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the Adviser as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell Midcap(R) Value Index, which is comprised of those companies in the Russell Midcap(R) Index with lower price to book ratios and lower forecasted growth values and with a market capitalization range currently between $700 million and $26.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

THIS CHANGE TO THE FUND'S INVESTMENT STRATEGY WILL BE EFFECTIVE AUGUST 15, 2006.

PAGE 11 OF THE  PROSPECTUS  IS REMOVED IN ITS  ENTIRETY  AND  REPLACED  WITH THE
FOLLOWING:

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's average annual total returns both before and after taxes for the past calendar year, past five years and since inception to the average annual total returns of broad-based securities market indicies for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the one year, five years and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                                        FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                    1 YEAR         5 YEARS       SINCE INCEPTION (1)
                                                                  -----------     -----------    -------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
Returns Before Taxes                                                20.91%           11.95%            8.91%
Returns After Taxes on Distributions                                16.68%            9.71%            7.31%
Returns After Taxes on Distributions and Sale of Fund Shares        15.81%            9.13%            6.86%
--------------------------------------------------------------------------------------------------------------------
Russell 2500(TM)  Index
  (reflects no deduction for fees, expenses or taxes)(2)(4)         18.29%            8.35%           10.72%
Russell 2500(TM)  Value Index
  (reflects no deduction for fees, expenses or taxes)(3)(4)         21.58%           16.05%           13.06%
Russell Midcap(R) Value Index
  (reflects no deduction for fees, expenses or taxes)(4)            23.71%           13.48%           12.26%

(1)  Commenced operations on June 2, 1997.

(2) The Russell 2500(TM) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. Currently, the market capitalization range of the companies in the Russell 2500(TM) Index is $37 million to $9 billion. Please note that this range is as of a particular point in time and is subject to change.

(3) The Russell 2500(TM) Value Index contains stocks from the Russell 2500(TM) Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2500(TM) Value Index is $52 million to $9 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2500(TM) Value Index is a registered trademark of the Frank Russell Corporation.

(4) The Russell Midcap(R) Value Index contains stocks from the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell Midcap(R) Value Index is $700 million to $26.7 billion. Please note this range is as of a particular point in time and is subject to change. The Adviser has elected to change the benchmark indices from the Russell 2500(TM) Index and Russell 2500(TM) Value Index to the Russell Midcap(R) Value Index because the Russell Midcap(R) Value Index more appropriately reflects the types of securities held in the portfolio and provides the best comparative performance information.

THE FIRST PARAGRAPH UNDER THE CAPTION "PRIMARY INVESTMENT STRATEGIES" OF THE ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II ON PAGE 14 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000(R) Index, which is comprised of the 2000 smallest companies in the Russell 3000(R) Index and with a market capitalization range as of April 30, 2006 between $18 million and $5.4 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

THIS CHANGE TO THE FUND'S INVESTMENT STRATEGY WILL BE EFFECTIVE AUGUST 15, 2006. THE FUND'S REDEMPTION FEE WILL BE WAIVED UNTIL AUGUST 15, 2006 TO ALLOW SHAREHOLDERS INVESTED IN THE FUND AS OF THE DATE OF THIS SUPPLEMENT TO REDEEM SHARES AS A RESULT OF THIS CHANGE.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                             ROBECO INVESTMENT FUNDS

                    ROBECO BOSTON PARTNERS Mid Cap Value Fund
                 ROBECO BOSTON PARTNERS Small Cap Value Fund II

                                 Investor Class

                          Supplement dated June 8, 2006
                      to Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE FIRST PARAGRAPH UNDER THE CAPTION "PRIMARY INVESTMENT STRATEGIES" OF THE ROBECO BOSTON PARTNERS MID CAP VALUE FUND ON PAGE 9 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the Adviser as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell Midcap(R) Value Index, which is comprised of those companies in the Russell Midcap(R) Index with lower price to book ratios and lower forecasted growth values and with a market capitalization range currently between $700 million and $26.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

THIS CHANGE TO THE FUND'S INVESTMENT STRATEGY WILL BE EFFECTIVE AUGUST 15, 2006.

PAGE 11 OF THE  PROSPECTUS  IS REMOVED IN ITS  ENTIRETY  AND  REPLACED  WITH THE
FOLLOWING:


AVERAGE ANNUAL TOTAL RETURNS


The table below compares the Fund's average annual total returns both before and after taxes for the past calendar year, past five years and since inception to the average annual total returns of broad-based securities market indicies for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the one year, five years and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                                                                             AVERAGE ANNUAL TOTAL RETURNS
                                                                        FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                    1 YEAR         5 YEARS       SINCE INCEPTION (1)
                                                                  -----------     -----------    ---------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
Returns Before Taxes                                                20.51%          11.70%             8.68%
Returns After Taxes on Distributions                                16.28%           9.51%             7.09%
Returns After Taxes on Distributions and Sale of Fund Shares        15.58%           8.94%             6.67%
----------------------------------------------------------------------------------------------------------------------
Russell 2500(TM)  Index
  (reflects no deduction for fees, expenses or taxes)(2)(4)         18.29%           8.35%            10.72%
Russell 2500(TM)  Value Index
  (reflects no deduction for fees, expenses or taxes)(3)(4)         21.58%          16.05%            13.06%
Russell Midcap(R) Value Index
  (reflects no deduction for fees, expenses or taxes)(4)            23.71%          13.48%            12.26%

(1)  Commenced operations on June 2, 1997.

(2) The Russell 2500(TM) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. Currently, the market capitalization range of the companies in the Russell 2500(TM) Index is $37 million to $9 billion. Please note that this range is as of a particular point in time and is subject to change.

(3) The Russell 2500(TM) Value Index contains stocks from the Russell 2500(TM) Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2500(TM) Value Index is $52 million to $9 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2500(TM) Value Index is a registered trademark of the Frank Russell Corporation.

(4) The Russell Midcap(R) Value Index contains stocks from the Russell Midcap(R) Index with lower price-to-book ratios and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell Midcap(R) Value Index is $700 million to $26.7 billion. Please note this range is as of a particular point in time and is subject to change. The Adviser has elected to change the benchmark indices from the Russell 2500(TM) Index and Russell 2500(TM) Value Index to the Russell Midcap(R) Value Index because the Russell Midcap(R) Value Index more appropriately reflects the types of securities held in the portfolio and provides the best comparative performance information.

THE FIRST PARAGRAPH UNDER THE CAPTION "PRIMARY INVESTMENT STRATEGIES" OF THE ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II ON PAGE 14 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The Fund pursues its goals by investing, under normal circumstances, at least 80% of net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000(R) Index, which is comprised of the 2000 smallest companies in the Russell 3000(R) Index and with a market capitalization range, as of April 30, 2006, between $18 million and $5.4 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

THIS CHANGE TO THE FUND'S INVESTMENT STRATEGY WILL BE EFFECTIVE AUGUST 15, 2006. THE FUND'S REDEMPTION FEE WILL BE WAIVED UNTIL AUGUST 15, 2006 TO ALLOW SHAREHOLDERS INVESTED IN THE FUND AS OF THE DATE OF THIS SUPPLEMENT TO REDEEM SHARES AS A RESULT OF THIS CHANGE.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.